EX-99.1


Lehman Mortgage Trust
Mortgage Pass-Through Certificates

Distribution Date: 8/25/2008

Lehman Mortgage Trust
Mortgage Pass-Through Certificates
Series 2008-4

Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         8480 Stagecoach Circle
         Frederick, MD 21701-4747
         www.ctslink.com
         Telephone: 1-866-846-4526
         Fax:       240-586-8675

                                        Certificateholder Distribution Summary

         Class                 CUSIP            Record    Certificate      Certificate            Beginning             Interest
                                                  Date       Class        Pass-Through          Certificate         Distribution
                                                           Description            Rate              Balance
          A1               52524UAA9        08/22/2008         SEN            2.84125%       203,211,101.28           480,914.54
          A2               52524UAB7        08/22/2008         SEN            2.84125%        51,683,511.57           122,312.97
           R               52524UAD3        06/30/2008         SEN            0.00000%                 0.00                 0.00

Totals                                                                                       254,894,612.85           603,227.51


                                   Certificateholder Distribution Summary (continued)


         Class                   Principal           Current              Ending              Total          Cumulative
                              Distribution          Realized         Certificate       Distribution            Realized
                                                        Loss             Balance                                 Losses
          A1                  1,974,479.60              0.00      201,236,621.68       2,455,394.14                0.00
          A2                  (122,312.97)              0.00       51,805,824.54               0.00                0.00
           R                          0.00              0.00                0.00               0.00                0.00

Totals                        1,852,166.63              0.00      253,042,446.22       2,455,394.14                0.00


Please refer to the Prospectus Supplement or Private Placement Memorandum for payment calculations and priorities.

All Record Dates are based upon the governing documents and logic set forth as of closing.


                                             Principal Distributions Junior Certificates

         Class                     Original             Beginning                              Accretion
                                       Face           Certificate            Principal
                                     Amount               Balance              Due

           A1                206,242,243.00        203,211,101.28         1,974,479.60              0.00
           A2                 51,560,561.00         51,683,511.57          (122,312.97)     (122,312.97)
           R                           0.00                  0.00                 0.00              0.00

Totals                       257,802,804.00        254,894,612.85         1,852,166.63      (122,312.97)


                                        Principal Distributions Junior Certificates (continued)

         Class                   Realized              Total                 Ending             Ending                 Total
                                     Loss(1)       Principal            Certificate        Certificate             Principal
                                                   Reduction                Balance         Percentage          Distribution
          A1                         0.00       1,974,479.60         201,236,621.68         0.97572941          1,974,479.60
          A2                         0.00       (122,312.97)          51,805,824.54         1.00475681          (122,312.97)
           R                         0.00               0.00                   0.00         0.00000000                  0.00

Totals                               0.00       1,852,166.63         253,042,446.22         0.98153489          1,852,166.63

(1) Please refer to the Prospectus Supplement or Private Placement Memorandum for a Full Description.





                                            Principal Distributions Junior Certificate Factors

         Class                      Original            Beginning                                Accretion
                                        Face          Certificate           Principal
                                      Amount              Balance            Due
          A1                  206,242,243.00         985.30300255          9.57359448           0.00000000
          A2                   51,560,561.00        1002.38458558         (2.37221953)        (2.37221953)
           R                            0.00           0.00000000          0.00000000           0.00000000



                                      Principal Distributions Junior Certificate Factors (continued)

         Class                      Realized                Total                Ending              Ending                Total
                                        Loss(1)         Principal           Certificate         Certificate            Principal
                                                        Reduction               Balance          Percentage         Distribution
          A1                      0.00000000           9.57359448          975.72940806          0.97572941           9.57359448
          A2                      0.00000000         (2.37221953)         1004.75680511          1.00475681         (2.37221953)
           R                      0.00000000           0.00000000            0.00000000          0.00000000           0.00000000


(1) Please refer to the Prospectus Supplement or Private Placement Memorandum for a Full Description.
NOTE: All classes per $1,000 denomination.



                                                 Interest Distributions Junior Certificates

         Class                 Accrual        Accrual        Current            Beginning             Current        Payment of
                                Dates           Days     Certificate         Certificate/             Accrued    Unpaid Interest
                                                                Rate             Notional            Interest      Shortfall (1)
                                                                                  Balance
           A1             07/25/08 - 08/24/08    30         2.84125%       203,211,101.28          481,144.62               0.00
           A2             07/25/08 - 08/24/08    30         2.84125%        51,683,511.57          122,371.48               0.00
           R                              N/A   N/A         0.00000%                 0.00                0.00               0.00

Totals                                                                                             603,516.10               0.00




                                           Interest Distributions Junior Certificates (continued)

         Class                        Current        Non-Supported                Total            Remaining               Ending
                                     Interest             Interest             Interest      Unpaid Interest         Certificate/
                                 Shortfall(1)            Shortfall         Distribution         Shortfall(1)             Notional
                                                                                                                          Balance
           A1                          230.07                 0.00           480,914.54               401.87       201,236,621.68
           A2                           58.52                 0.00           122,312.97               101.47        51,805,824.54
           R                             0.00                 0.00                 0.00                 0.00                 0.00

Totals                                 288.59                 0.00           603,227.51               503.34

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable. Please refer to the Prospectus Supplement or Private
Placement Memorandum for a Full Description.


                                           Interest Distributions Junior Certificate Factors

         Class                        Original         Current           Beginning               Current           Payment of
                                          Face     Certificate         Certificate/              Accrued       Unpaid Interest
                                        Amount            Rate             Notional             Interest         Shortfall (1)
                                                                            Balance
          A1                    206,242,243.00        2.84125%         985.30300255           2.33291014            0.00000000
          A2                     51,560,561.00        2.84125%        1002.38458558           2.37335432            0.00000000
           R                              0.00        0.00000%           0.00000000           0.00000000            0.00000000



                                       Interest Distributions Junior Certificate Factors (continued)

         Class                       Current         Non-Supported                Total    Remaining Unpaid              Ending
                                    Interest              Interest             Interest            Interest         Certificate/
                                Shortfall(1)             Shortfall         Distribution        Shortfall(1)             Notional
                                                                                                                         Balance
          A1                      0.00111553            0.00000000           2.33179456     401870.00000000         975.72940806
          A2                      0.00113498            0.00000000           2.37221953     101470.00000000        1004.75680511
           R                      0.00000000            0.00000000           0.00000000          0.00000000           0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable. Please refer to the Prospectus Supplement or Private
Placement Memorandum for a Full Description.

NOTE: All classes per $1,000 denomination.


                                                 Delinquency Status


            DELINQUENT           BANKRUPTCY           FORECLOSURE          REO                 Total
            No. of Loans         No. of Loans         No. of Loans         No. of Loans        No. of Loans
            Principal Balance    Principal Balance    Principal Balance    Principal Balance   Principal Balance
0-29 Days                        7                    0                    0                   7
                                 1,274,421.97         0.00                 0.00                1,274,421.97

30 Days     109                  1                    0                    0                   110
            22,588,915.07        105,415.18           0.00                 0.00                22,694,330.25

60 Days     51                   0                    0                    0                   51
            10,653,664.41        0.00                 0.00                 0.00                10,653,664.41

90 Days     28                   2                    1                    0                   31
            5,672,932.84         212,197.46           68,392.70            0.00                5,953,523.00

120 Days    16                   4                    9                    1                   30
            4,410,773.47         953,969.54           2,340,228.55         445,926.91          8,150,898.47

150 Days    9                    3                    10                   0                   22
            2,201,841.99         556,814.56           2,531,285.76         0.00                5,289,942.31

180+ Days   18                   9                    64                   35                  126
            4,280,462.32         1,653,210.89         13,053,838.20        9,741,119.61        28,728,631.02

Totals      231                  26                   84                   36                  377
            49,808,590.10        4,756,029.60         17,993,745.21        10,187,046.52       82,745,411.43

            No. of Loans         No. of Loans         No. of Loans         No. of Loans        No. of Loans
            Principal Balance    Principal Balance    Principal Balance    Principal Balance   Principal Balance
0-29 Days                        0.278441%            0.000000%            0.000000%           0.278441%
                                 0.235134%            0.000000%            0.000000%           0.235134%

30 Days     4.335720%            0.039777%            0.000000%            0.000000%           4.375497%
            4.167710%            0.019449%            0.000000%            0.000000%           4.187160%

60 Days     2.028640%            0.000000%            0.000000%            0.000000%           2.028640%
            1.965627%            0.000000%            0.000000%            0.000000%           1.965627%

90 Days     1.113763%            0.079554%            0.039777%            0.000000%           1.233095%
            1.046670%            0.039151%            0.012619%            0.000000%           1.098440%

120 Days    0.636436%            0.159109%            0.357995%            0.039777%           1.193317%
            0.813799%            0.176010%            0.431778%            0.082275%           1.503861%

150 Days    0.357995%            0.119332%            0.397772%            0.000000%           0.875099%
            0.406245%            0.102734%            0.467028%            0.000000%           0.976007%

180+ Days   0.715990%            0.357995%            2.545744%            1.392204%           5.011933%
            0.789756%            0.305021%            2.408465%            1.797260%           5.300503%

Totals      9.188544%            1.034208%            3.341289%            1.431981%           14.996022%
            9.189807%            0.877499%            3.319890%            1.879535%           15.266731%


                                                  Credit Support


                                   Original $      Original %       Current $        Current %
Class A2                                 0.00     0.00000000%            0.00      0.00000000%
Class R                                  0.00     0.00000000%            0.00      0.00000000%

Please Refer to the Private Placement Memorandum for a Full Description of Loss Exposure

                               Administation Fees

Certificate Administration Fee                                          0.00




                                              Underlying Collateral Information

                                                                       Class Portion of                       Ending Class
                                 Class                Class            Non-Supported           Class             Prinicpal
Issuer  Deal          Class      Principal Paid       Interest Paid    Interest Shortfall      Losses              Balance
LMT    2006-9         2-A1     1,852,166.63           603,227.51             0.00                 0.00         253,042,447.49

Totals                         1,852,166.63           603,227.51             0.00                 0.00         253,042,447.49



                                           Underlying Collateral Information (continued)

                     Ending Pool                                                                   Number of
                     Scheduled Principal           Current                   Cumulative            Loans
Issuer  Deal         Balance                       Losses                     Losses               Outstanding
LMT    2006-9        541,551,111.06               397,438.50                1,234,927.33              2,514

Totals               541,551,111.06               397,438.50                1,234,927.33              2,514



                                              Underlying Delinquency Information

                         30 to 60 Days              60 to 90 Days                    90 Plus Days
Issuer     Deal      Count        Amount        Count        Amount             Count         Amount

LMT     2006-9        109    22,588,915.07        51    10,653,664.41            71      16,566,010.62

Totals                109    22,588,915.07        51    10,653,664.41            71      16,566,010.62



                                            Underlying Delinquency Information (continued)

                             Bankruptcy                      Foreclosure                      REO
  Issuer     Deal        Count         Amount           Count          Amount        Count           Amount
 LMT      2006-9          26        4,756,029.60          84   17,993,745.21            36      10,187,046.52

Totals                    26        4,756,029.60          84   17,993,745.21            36      10,187,046.52






                                    SUPPLEMENTAL REPORTING

Record Date
With respect to each Distribution Date and each Class of Offered Certificates, the Business Day immediately preceding the related Distribution Date.  With respect to the Class R Certificate and any Class of Definitive Certificates
and any Distribution Date, the last Business Day of the month immediately preceding the month in which the Distribution
Date occurs (or, in the case of the first Distribution Date, the Closing Date).

LIBOR Determination Date
The second LIBOR Business Day preceding the commencement of each Accrual Period (other than the first Accrual
Period).

LIBOR Business Day
Any day on which banks in London, England and The City of New York are open and conducting transactions in foreign currency and exchange.

Distribution Date
The 25th day of each month, or, if such 25th day is not a Business Day, the next succeeding Business Day commencing in July 2008.

Cut-off Date
June 1, 2008.

Closing Date
June 30, 2008.

Accrual Period
With respect to any Distribution Date and any Class of Certificates (other than the Class R Certificate), the period beginning on the immediately preceding Distribution Date (or for the first Accrual Period, on June 25,
2008) and ending on the day immediately preceding the related Distribution Date, provided that each Accrual Period shall be comprised of 30 days.  Interest shall accrue on such Class of Certificates (other than the Class R Certificate)
on the basis of a 360-day year comprising twelve 30-day months.

